UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-08565

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 12

This Form N-Q relates solely to the Registrant’s Prudential Global Real Estate Fund.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2017

Date of reporting period:	7/31/2017

Item 1. Schedule of Investments

Prudential Global Real Estate Fund

Schedule of Investments

as of July 31, 2017 (unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.8%
COMMON STOCKS
Australia — 5.7%
Charter Hall Office, REIT (Escrow Shares)*^	590,800	$—
Dexus, REIT	3,851,750	28,923,096
Goodman Group, REIT	6,549,558	41,738,625
Scentre Group, REIT	4,740,281	15,674,824
Stockland, REIT	10,336,817	34,754,950
Vicinity Centres	10,298,594	22,665,574
Westfield Corp., REIT	2,649,324	16,288,915

		160,045,984

Canada — 2.4%
Boardwalk Real Estate Investment Trust, REIT	381,011	14,610,897
Canadian Apartment Properties, REIT	629,172	16,355,696
Chartwell Retirement Residences, REIT, UTS	1,077,027	13,225,814
First Capital Realty, Inc.	1,457,316	23,845,395

		68,037,802

France — 3.8%
Carmila	299,556	8,517,260
Fonciere des Regions, REIT	83,441	8,054,140
ICADE, REIT	40,770	3,500,515
Klepierre, REIT	548,219	22,311,084
Unibail-Rodamco SE, REIT	250,347	62,612,681

		104,995,680

Germany — 4.3%
ADO Properties SA, 144A	307,924	13,899,850
Alstria Office REIT AG	857,183	12,579,252
Deutsche Wohnen AG	5,185	205,473
LEG Immobilien AG	203,727	19,589,382
TLG Immobilien AG	641,968	13,923,381
VIB Vermoegen AG	357,935	8,732,795
Vonovia SE	1,231,426	49,903,207

		118,833,340

Hong Kong — 7.4%
Henderson Land Development Co. Ltd.	5,354,103	30,945,302
Hongkong Land Holdings Ltd.	1,482,934	11,151,664
Link REIT	6,085,293	49,404,339
Sun Hung Kai Properties Ltd.	4,637,995	71,760,297
Swire Properties Ltd.	1,690,132	5,838,529
Wharf Holdings Ltd. (The)	4,326,175	36,770,958

		205,871,089

Ireland — 1.6%
Green REIT PLC	10,359,809	18,058,547
Hibernia REIT PLC	10,751,807	17,841,949
Irish Residential Properties REIT PLC	4,813,593	7,622,628

		43,523,124

Japan — 10.8%
Activia Properties, Inc., REIT	3,741	16,816,688
Daiwa House Industry Co. Ltd.	736,850	25,702,361
Hoshino Resorts REIT, Inc.	413	2,127,832
Hulic Co. Ltd.	2,083,619	22,000,139
Invincible Investment Corp., REIT	57,969	25,964,259
Japan Hotel REIT Investment Corp.	13,068	9,446,785
Japan Real Estate Investment Corp., REIT	2,360	12,395,270

Japan Retail Fund Investment Corp., REIT	7,463	14,254,793
Kenedix Retail REIT Corp.	12,519	27,468,609
LaSalle Logiport, REIT	17,331	17,428,939
Mitsubishi Estate Co. Ltd.	1,500,085	27,275,990
Mitsui Fudosan Co. Ltd.	2,249,810	51,633,660
Nippon Building Fund, Inc., REIT	571	3,082,350
Sumitomo Realty & Development Co. Ltd.	1,491,217	45,142,663

		300,740,338

Netherlands — 0.3%
Eurocommercial Properties NV, REIT	190,250	7,700,907

Singapore — 2.6%
Cache Logistics Trust, REIT	12,267,056	8,008,786
CapitaLand Ltd.	3,663,000	9,964,598
Keppel REIT	28,073,222	24,025,387
Suntec Real Estate Investment Trust, REIT	21,865,890	30,654,488

		72,653,259

Spain — 0.6%
Axiare Patrimonio SOCIMI SA, REIT	954,578	17,805,192

Sweden — 1.8%
Atrium Ljungberg AB (Class B Stock)	488,987	8,350,152
Fabege AB	678,718	13,405,606
Hufvudstaden AB (Class A Stock)	778,444	13,549,941
Kungsleden AB	1,447,889	9,523,385
Pandox AB	257,336	4,628,831

		49,457,915

Switzerland — 0.5%
PSP Swiss Property AG	141,154	12,843,512

United Kingdom — 4.5%
Big Yellow Group PLC, REIT	1,158,136	11,839,364
British Land Co. PLC (The), REIT	1,846,005	14,874,952
Derwent London PLC, REIT	130,811	4,914,910
Empiric Student Property PLC, REIT	7,129,496	10,327,525
Hammerson PLC, REIT	2,149,839	16,292,700
Land Securities Group PLC, REIT	1,515,398	20,435,940
NewRiver REIT PLC	2,015,394	9,396,328
Segro PLC, REIT	1,705,345	11,868,679
Shaftesbury PLC, REIT	979,632	12,709,731
Tritax Big Box PLC, REIT	6,354,580	12,548,694

		125,208,823

United States — 53.5%
Alexandria Real Estate Equities, Inc., REIT	87,641	10,626,471
American Campus Communities, Inc., REIT	282,887	13,561,603
American Homes 4 Rent, REIT (Class A Stock)	753,910	17,347,469
Boston Properties, Inc., REIT	174,551	21,104,961
Camden Property Trust, REIT	703,435	63,098,119
Columbia Property Trust, Inc., REIT	1,325,744	28,834,932
Community Healthcare Trust, Inc., REIT	969,487	24,595,885
Cousins Properties, Inc., REIT	2,256,943	20,741,306
CubeSmart, REIT	1,520,029	37,483,915
DiamondRock Hospitality Co., REIT	3,359,551	39,239,556
Digital Realty Trust, Inc., REIT	217,296	25,062,921
Duke Realty Corp., REIT	1,776,124	50,779,385
EPR Properties, REIT	168,094	12,166,644

Equity LifeStyle Properties, Inc., REIT	405,905	35,435,507
Equity Residential, REIT	1,115,861	75,945,500
Essex Property Trust, Inc., REIT	61,948	16,211,792
Extra Space Storage, Inc., REIT	55,204	4,388,718
Federal Realty Investment Trust, REIT	343,664	45,580,156
First Industrial Realty Trust, Inc., REIT	855,999	26,125,089
Forest City Realty Trust, Inc., REIT (Class A Stock)	2,126,559	51,845,508
Four Corners Property Trust, Inc., REIT	1,212,458	30,772,184
GGP, Inc., REIT	664,003	15,013,108
Gramercy Property Trust, REIT	413,709	12,502,286
Hudson Pacific Properties, Inc., REIT	1,512,137	49,477,123
Invitation Homes, Inc., REIT	1,005,884	21,445,447
JBG SMITH Properties, REIT*	418,705	14,855,653
Macerich Co. (The), REIT	464,980	26,685,202
MedEquities Realty Trust, Inc., REIT	1,610,299	19,404,103
Medical Properties Trust, Inc., REIT	2,403,578	31,198,442
MGM Growth Properties LLC, REIT (Class A Stock)	936,827	28,039,232
Mid-America Apartment Communities, Inc., REIT	466,245	48,270,345
Park Hotels & Resorts, Inc., REIT	1,301,632	35,052,950
Physicians Realty Trust, REIT	1,520,806	28,317,408
ProLogis, Inc., REIT	509,447	30,979,472
Public Storage, REIT	157,366	32,349,729
QTS Realty Trust, Inc., REIT (Class A Stock)	478,651	25,593,469
Realty Income Corp., REIT	62,374	3,559,060
Retail Properties of America, Inc., REIT (Class A Stock)	3,073,180	40,658,171
Rexford Industrial Realty, Inc., REIT	1,127,805	32,164,999
Simon Property Group, Inc., REIT	418,719	66,366,961
SL Green Realty Corp., REIT	447,959	46,260,726
Spirit Realty Capital, Inc., REIT	3,002,164	23,807,161
STAG Industrial, Inc., REIT	1,010,606	27,579,438
Sunstone Hotel Investors, Inc., REIT	1,676,417	27,292,069
Taubman Centers, Inc., REIT	513,104	29,180,224
Ventas, Inc., REIT	880,920	59,329,962
Vornado Realty Trust, REIT	270,740	21,483,219
Welltower, Inc., REIT	578,520	42,457,583

		1,490,271,163

TOTAL INVESTMENTS — 99.8% (cost $2,410,442,164)(x)		2,777,988,128
Other assets in excess of liabilities — 0.2%		5,377,780

NET ASSETS — 100.0%		$2,783,365,908

The following abbreviations are used in the quarterly schedule of portfolio holdings:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
REIT(s)	Real Estate Investment Trust(s)
UTS	Unit Trust Security
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $0 and 0.0% of net assets.
*	Non-income producing security.

(x)	The United States federal income tax basis of investments and the net unrealized appreciation were as follows:

Tax Basis	$2,495,624,792

Appreciation	326,441,057
Depreciation	(44,077,721)

Net Unrealized Appreciation	$282,363,336

The book basis may differ from tax basis due to certain tax-related adjustments.

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices generally in active markets for identical securities.

Level 2 - quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3 - unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of July 31, 2017 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Australia	$—	$160,045,984	$—
Canada	68,037,802	—	—
France	—	104,995,680	—
Germany	—	118,833,340	—
Hong Kong	11,151,664	194,719,425	—
Ireland	—	43,523,124	—
Japan	—	300,740,338	—
Netherlands	—	7,700,907	—
Singapore	—	72,653,259	—
Spain	—	17,805,192	—
Sweden	—	49,457,915	—
Switzerland	—	12,843,512	—
United Kingdom	—	125,208,823	—
United States	1,490,271,163	—	—

Total	$1,569,460,629	$1,208,527,499	$—

During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Industry Classification: The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of July 31, 2017 were as follows:

Retail REITs	18.7%
Office REITs	12.8
Residential REITs	12.3
Diversified Real Estate Activities	10.7
Industrial REITs	9.3
Real Estate Operating Companies	8.4
Health Care REITs	7.3
Diversified REITs	7.2
Specialized REITs	6.4
Hotel & Resort REITs	6.0
Health Care Facilities	0.5
Hotels, Resorts & Cruise Lines	0.2

99.8
Other assets in excess of liabilities	0.2

100.0%

Notes to Schedule of Investments (unaudited)

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”) (formerly known as Prudential Investments LLC). Under the current valuation procedures, the Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

The Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund may invest its overnight sweep cash in the Prudential Core Ultra Short Bond Fund and its securities lending cash collateral in the Prudential Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment CompanyAct of 1940, as amended, and managed by PGIM Investments.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 12

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date September 18, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date September 18, 2017

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial and Accounting Officer

Date September 18, 2017

*	Print the name and title of each signing officer under his or her signature.